Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($)
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		$ 35,452
Lessee, Operating Lease, Liability, Payments, Due Year Two		17,727
Lessee, Operating Lease, Liability, Payments, Due Year Three		11,772
Lessee, Operating Lease, Liability, Payments, Due Year Four		11,772
Lessee, Operating Lease, Liability, Payments, Due Year Five		4,321
Lessee, Operating Lease, Liability, Payments, Due		81,044
Operating Lease, Liability, Current	$ 9,389	16,585
Operating Lease, Liability, Noncurrent	$ 4,868	26,858
Teekay Tankers
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel	8
Lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		18,776
Lessee, Operating Lease, Liability, Payments, Due Year Two		10,810
Lessee, Operating Lease, Liability, Payments, Due Year Three		7,980
Lessee, Operating Lease, Liability, Payments, Due Year Four		7,980
Lessee, Operating Lease, Liability, Payments, Due Year Five		2,929
Lessee, Operating Lease, Liability, Payments, Due		48,475
Lessee, Operating Lease, Liability, Undiscounted Excess Amount		5,032
Operating Lease, Liability		43,443
Operating Lease, Liability, Current		16,585
Operating Lease, Liability, Noncurrent		26,858
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		16,676
Lessee, Operating Lease, Liability, Payments, Due Year Two		6,917
Lessee, Operating Lease, Liability, Payments, Due Year Three		3,792
Lessee, Operating Lease, Liability, Payments, Due Year Four		3,792
Lessee, Operating Lease, Liability, Payments, Due Year Five		1,392
Lessee, Operating Lease, Liability, Payments, Due		32,569
Total Long-term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		53,900
Lessee, Operating Lease, Liability, Payments, Due Year Two		36,000
Lessee, Operating Lease, Liability, Payments, Due Year Three		30,000
Lessee, Operating Lease, Liability, Payments, Due Year Four		18,800
Lessee, Operating Lease, Liability To Be Paid, After Year Four		$ 12,900